Document and Entity Information	Jul. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001529864
Document Type	8-K
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-35503
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	(312)
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	ENVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false